CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (2,392,750)	$ (764,177)	$ (1,410,514)	$ (4,877,148)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	1,110	$ 698	954	$ 767
Amortization of loan origination costs	$ 7,688		527
Imputed interest on non-interest bearing related party debts		$ 134	134	$ 840
Amortization of debt discount	$ 119,204		10,879	23,236
Stock based compensation, related parties	1,523,103	$ 1,523,103	394,540	3,224,044
Stock based compensation	287,264	312,830	359,846	1,147,659
Decrease (increase) in assets:
Prepaid expenses	589	(8,637)	(3,450)	(5,931)
Increase (decrease) in liabilities:
Accounts payable	151,958	(87,696)	25,157	33,736
Accounts payable, related parties	20,434	(21,161)	(14,573)	21,309
Accrued interest	12,194	(3,298)	(2,577)	3,298
Net cash used in operating activities	(269,206)	$ (571,307)	(639,077)	(428,190)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment			(2,374)	(1,414)
Net cash used in investing activities			(2,374)	(1,414)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible notes payable	210,000		$ 75,000	26,500
Repayments on convertible note payable				(26,500)
Proceeds from notes payable, related parties	$ 30,000			100,000
Repayments on notes payable, related parties		$ (109,000)	$ (109,000)	(3,000)
Proceeds from the sale of common stock		711,250	762,250	308,120
Net cash provided by financing activities	$ 240,000	602,250	728,250	405,120
NET CHANGE IN CASH	(29,206)	30,943	86,799	(24,484)
CASH AT BEGINNING OF PERIOD	102,599	15,800	15,800	40,284
CASH AT END OF PERIOD	$ 73,393	46,743	102,599	15,800
SUPPLEMENTAL INFORMATION:
Interest paid		$ 32,619	$ 32,619	$ 20,787
Income taxes paid
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Discount on beneficial conversion feature on convertible note	$ 142,011		$ 37,019	$ 23,236
Cashless exercise of common stock warrants, 250,000 warrants exercised			$ 37,981
Deemed dividend on modification of warrants issued in equity offering				$ 79,923
Value of shares issued for conversion of debt	$ 82,619